CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	$ 510,526	$ 408,880	$ 465,102	$ 357,027	$ 205,836
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(13,864,075)	(12,797,675)	(18,036,908)	(15,733,642)	(13,587,107)
Proceeds from sales and collections of receivables			17,217,638	15,455,339	15,616,401
Decrease (increase) in restricted cash				(146,348)
Purchase (disposal) of equipment on operating leases, net	(163,207)	(93,574)	(148,336)	(131,041)	(125,815)
Other investing activities	(151)	(143)	1,053	(1,199)	(1,435)
Net cash from (used in) investing activities	(1,692,222)	(1,072,610)	(966,553)	(556,891)	1,902,044
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	324,771	(373,487)	(742,510)	(555,950)	(1,077,624)
Net increase (decrease) in indebtedness	555,754	848,114	1,502,262	1,073,591	(651,682)
Dividends to CNH America LLC			(85,000)	(295,000)	(150,000)
Net cash from (used in) financing activities	880,525	474,627	674,752	222,641	(1,879,306)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(301,171)	(189,103)	173,301	22,777	228,574
CASH AND CASH EQUIVALENTS:
Beginning of period	594,093	420,792	420,792	398,015	169,441
End of period	292,922	231,689	594,093	420,792	398,015
CNH Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(278)	(153,125)	(653,183)	(155)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	278	3,125	3,183	155	107
Net increase (decrease) in indebtedness		150,000	650,000
Net cash from (used in) financing activities	278	153,125	653,183	155	107
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(580,853)	94,757	859,941	692,810	497,582
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(11,104,286)	(10,204,270)	(14,454,152)	(12,375,373)	(10,815,097)
Proceeds from sales and collections of receivables			14,525,124	12,318,165	11,311,608
Decrease (increase) in restricted cash				1,992
Purchase (disposal) of equipment on operating leases, net	(101,483)	(91,559)	(84,523)	14,365	(83,538)
Other investing activities	(151)	(143)	(933)	(1,199)	(45,423)
Net cash from (used in) investing activities	46,068	85,067	(14,484)	(42,050)	367,550
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	448,164	(314,056)	(683,368)	(314,591)	(717,462)
Net increase (decrease) in indebtedness	(48,664)	91,134	28,832	4,870	12,335
Dividends to CNH America LLC			(85,000)	(295,000)	(150,000)
Net cash from (used in) financing activities	399,500	(222,922)	(739,536)	(604,721)	(855,127)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(135,285)	(43,098)	105,921	46,039	10,005
CASH AND CASH EQUIVALENTS:
Beginning of period	306,208	200,287	200,287	154,248	144,243
End of period	170,923	157,189	306,208	200,287	154,248
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	1,034,918	449,131	235,827	(275,287)	(376,800)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(12,802,889)	(11,365,186)	(15,762,983)	(13,766,266)	(11,787,708)
Proceeds from sales and collections of receivables			14,871,686	13,545,171	13,320,491
Decrease (increase) in restricted cash				(148,340)
Purchase (disposal) of equipment on operating leases, net	(61,724)	(2,015)	(63,813)	(145,406)	(42,277)
Other investing activities			1,986		43,988
Net cash from (used in) investing activities	(1,738,328)	(1,157,844)	(953,124)	(514,841)	1,534,494
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(66,894)	(44,272)	(38,753)	(220,583)	(279,867)
Net increase (decrease) in indebtedness	604,418	606,980	823,430	1,068,721	(664,017)
Issuance of common stock				1	4,759
Redemption of paid in capital				(81,273)
Net cash from (used in) financing activities	537,524	562,708	784,677	766,866	(939,125)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(165,886)	(146,005)	67,380	(23,262)	218,569
CASH AND CASH EQUIVALENTS:
Beginning of period	287,885	220,505	220,505	243,767	25,198
End of period	121,999	74,500	287,885	220,505	243,767
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	56,739	18,117	22,517	(60,341)	85,161
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	10,043,100	8,771,781	12,180,227	10,407,997	9,015,698
Proceeds from sales and collections of receivables			(12,179,172)	(10,407,997)	(9,015,698)
Net cash from (used in) investing activities	38	167	1,055
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(56,777)	(18,284)	(23,572)	(20,931)	(80,402)
Issuance of common stock				(1)	(4,759)
Redemption of paid in capital				81,273
Net cash from (used in) financing activities	$ (56,777)	$ (18,284)	$ (23,572)	$ 60,341	$ (85,161)